ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of financial statement guide

FINANCIAL STATEMENT GUIDE
Selected Financial Statement Captions	Note Reference	Explanation

Balance Sheet

Due from Affiliates	7	Generally, management fees, expense reimbursements and incentive income due from Fortress Funds.

Investments and Investments in Options	4	Primarily the carrying value of Fortress’s investments in the Fortress Funds.

Deferred Tax Asset	6	Relates to potential future tax benefits.

Due to Affiliates	7	Generally, amounts due to the Principals related to their interests in Fortress Operating Group and the tax receivable agreement.

Deferred Incentive Income	3	Incentive income already received from certain Fortress Funds based on past performance, which is subject to contingent repayment based on future performance.

Debt Obligations Payable	5	The balance outstanding on the credit agreement.

Principals' and Others' Interests in Equity of Consolidated Subsidiaries	7	The GAAP basis of the Principals' and a former senior employee's ownership interests in Fortress Operating Group as well as employees' ownership interests in certain subsidiaries.

Statement of Operations

Management Fees: Affiliates	3	Fees earned for managing Fortress Funds, generally determined based on the size of such funds.

Management Fees: Non-Affiliates	3	Fees earned from managed accounts and traditional fixed income asset management business, generally determined based on the amount managed.

Incentive Income: Affiliates	3	Income earned from Fortress Funds, based on the performance of such funds.

Incentive Income: Non- Affiliates	3	Income earned from managed accounts, based on the performance of such accounts.

Compensation and Benefits	8	Includes equity-based, profit-sharing and other compensation to employees.

Gains (Losses)	4
The result of asset dispositions or changes in the fair value of investments or other financial instruments which are marked to market (including the publicly traded permanent capital vehicles and publicly traded portfolio company).

Tax Receivable Agreement Liability Adjustment	6	Represents a change in the amount due to the Principals under the tax receivable agreement.

Earnings (Losses) from Equity Method Investees	4	Fortress’s share of the net earnings (losses) of the Fortress Funds resulting from its investments in these funds.

Continued on next page.

FINANCIAL STATEMENT GUIDE
Selected Financial Statement Captions	Note Reference	Explanation
Income Tax Benefit (Expense)	6
The net tax result related to the current period. Certain of Fortress’s revenues are not subject to taxes because they do not flow through taxable entities. Furthermore, Fortress has significant permanent differences between its GAAP and tax basis earnings.

Principals’ and Others’ Interests in (Income) Loss of Consolidated Subsidiaries	7	Primarily the Principals’ and employees’ share of Fortress’s earnings based on their ownership interests in subsidiaries, including Fortress Operating Group.

Earnings Per Share	9
GAAP earnings per Class A share based on Fortress’s capital structure, which is comprised of outstanding and unvested equity interests, including interests which participate in Fortress’s earnings, at both the Fortress and subsidiary levels.

Other

Distributions	9	A summary of dividends and distributions, and the related outstanding shares and units, is provided.

Distributable Earnings	11	A presentation of Fortress's financial performance by segment (fund type) is provided, on the basis of the operating performance measure used by Fortress’s management committee.

Schedule of New Accounting Pronouncements and Changes in Accounting Principles [Table Text Block]
The effects of the deconsolidation of these previously consolidated VIEs as of and for the quarters ended March 31, June 30, September 30, December 31 and the year ended December 31, 2014 were as follows:

	Increase (Decrease)
	March 31	June 30	September 30	December 31
	(Unaudited)	(Unaudited)	(Unaudited)
Total Assets	$(662,531)	$(663,708)	$(874,964)	$(3,432,502)
Total Liabilities	$(281,221)	$(284,632)	$(340,579)	$(1,649,339)
Total Equity	$(381,310)	$(379,076)	$(534,385)	$(1,783,163)

	Quarter Ended
	(Unaudited)				Year Ended
	March 31	June 30	September 30	December 31	December 31
Total Revenues	$(73,056)	$(156,969)	$(160,580)	$(215,632)	$(606,237)
Total Expenses	$(76,036)	$(162,711)	$(163,472)	$(219,845)	$(622,064)
Net Income (Loss)	$2,930	$4,501	$6,441	$7,016	$6,856